Organization and Principal Activities - Schedule of Consolidated Statements of Cash Flow Activities (Details) - VIE [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Consolidated Statements of Cash Flow Activities [Line Items]
Net cash provided by operating activities	¥ (104,573)	$ (14,954)	¥ 100,323	¥ 42,562
Net cash used in investing activities	(6,532)	(934)	(19,440)	(42,554)
Net cash (used in) provided by financing activities	¥ (100)	$ (14)	¥ 216	¥ 836